Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	R$ 3,059	R$ 2,537
Short-term investments	8,339	5,478
Total	R$ 11,398	R$ 8,015	R$ 10,901	R$ 1,648